Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000221495_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(2.38%)
C000221495_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.78%)
C000098197_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000098197_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.12%
C000098197_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			3.13%
C000221495_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Emerging Markets Debt Local Currency Fund
C000221495_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 10,000
C000221495_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 10,874
C000221495_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 9,943
C000221495_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 9,162
C000221495_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,402	$ 10,402	$ 10,402	$ 10,402
C000221495_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan GBI-EM Global Diversified Index
C000221495_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,000
C000221495_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,916
C000221495_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,961
C000221495_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					8,797
C000221495_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,914	$ 9,914	9,914	$ 9,914
C000221495_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(2.54%)
C000221495_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.33%
C000098197_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series Emerging Markets Debt Fund
C000098197_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000098197_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,151
C000098197_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,745
C000098197_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 12,996
C000098197_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 12,390
C000098197_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 13,687
C000098197_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								14,337
C000098197_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							14,251
C000098197_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,191
C000098197_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					13,711
C000098197_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,792	14,792	14,792	$ 14,792
C000098197_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000098197_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000098197_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,123
C000098197_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,155
C000098197_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,194
C000098197_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,632
C000098197_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,309
C000098197_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								14,092
C000098197_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							13,879
C000098197_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,667
C000098197_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					12,961
C000098197_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,809	13,809	13,809	$ 13,809
C000098197_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				J.P. Morgan Emerging Markets Bond Index Global Diversified
C000098197_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000098197_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,118
C000098197_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,146
C000098197_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 12,289
C000098197_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 11,765
C000098197_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 13,534
C000098197_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 14,246
C000098197_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 13,990
C000098197_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,502
C000098197_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 12,778
C000098197_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,613	$ 13,613	$ 13,613	$ 13,613
C000098197_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.89%
C000098197_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.57%
C000098197_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			3.99%
C000098197_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000098197_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.74%
C000098197_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			3.28%